Operating Right-of-use asset, net (Details Narrative)	Mar. 31, 2024
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	12 months
Operating Lease Right of Use Assets Shenzhen Wan [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	2 years
Operating Right of Use Assets Long cheng Car [Member]
Lessee, Lease, Description [Line Items]
Lessee, Operating Lease, Term of Contract	14 months